Form N-1A Supplement	Jan. 01, 2026
American Century ETF Trust | American Century Multisector Floating Income ETF Series
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

American Century ETF Trust Prospectus Supplement American Century® Multisector Floating Income ETF
Supplement dated July 16, 2026 ■ Prospectus dated January 1, 2026

Important Notice Regarding Change in Investment Policy and Name

Effective September 14, 2026 (the "Effective Date"), American Century® Multisector Floating Income ETF will be renamed American Century® Ultrashort Income ETF. As of that date, all references to American Century® Multisector Floating Income ETF will be replaced with American Century® Ultrashort Income ETF.

In connection with the name change, as of the Effective Date, the fund will no longer have a policy to invest at least 80% of the fund’s assets in floating rate securities.